Supplement (Vanguard PRIMECAP Core Fund)	12 Months Ended
Sep. 30, 2011
Participant
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Capital Opportunity Fund

Vanguard Convertible Securities Fund

Vanguard Energy Fund

Vanguard Health Care Fund

Vanguard High-Yield Corporate Fund

Vanguard Market Neutral Fund

Vanguard Precious Metals and Mining Fund

Vanguard PRIMECAP Fund

Vanguard PRIMECAP Core Fund

Vanguard REIT Index Fund

Vanguard Selected Value Fund

Supplement to the Prospectuses and Summary Prospectuses

Effective immediately, each Fund has eliminated its 1% redemption fee on shares held less than one year.

(c)2012 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor. PS REDC 052012

Retail
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Capital Opportunity Fund

Vanguard Convertible Securities Fund

Vanguard Energy Fund

Vanguard Health Care Fund

Vanguard High-Yield Corporate Fund

Vanguard Market Neutral Fund

Vanguard Precious Metals and Mining Fund

Vanguard PRIMECAP Fund

Vanguard PRIMECAP Core Fund

Vanguard REIT Index Fund

Vanguard Selected Value Fund

Supplement to the Prospectuses and Summary Prospectuses

Effective immediately, each Fund has eliminated its 1% redemption fee on shares held less than one year.

(c)2012 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor. PS REDC 052012

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2011
Registrant Name	dei_EntityRegistrantName	Vanguard Fenway Funds
Central Index Key	dei_EntityCentralIndexKey	0000826473
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 5, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 23, 2012
Vanguard PRIMECAP Core Fund | Participant
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 27, 2012
Vanguard PRIMECAP Core Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 27, 2012